UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400
         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     /s/  David M. Carlson     Minneapolis, MN     February 06, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $195,507 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      214     2512 SH       Sole                        0        0     2512
A D C TELECOMMUNICATIONS       COM              000886101      127    42900 SH       Sole                        0        0    42900
AMERICAN INTL GROUP INC        COM              026874107      247     3727 SH       Sole                        0        0     3727
AUTOMATIC DATA PROCESSING IN   COM              053015103     6067   153160 SH       Sole                        0        0   153160
AUTOZONE INC                   COM              053332102      213     2502 SH       Sole                        0        0     2502
BEMIS INC                      COM              081437105     6124   122475 SH       Sole                        0        0   122475
BIOMET INC                     COM              090613100     6794   186601 SH       Sole                        0        0   186601
BP PLC                         SPONSORED ADR    055622104      322     6520 SH       Sole                        0        0     6520
CARDINAL HEALTH INC            COM              14149Y108     6061    99104 SH       Sole                        0        0    99104
CHEVRONTEXACO CORP             COM              166764100      318     3683 SH       Sole                        0        0     3683
CISCO SYS INC                  COM              17275r102     6809   280315 SH       Sole                        0        0   280315
COCA COLA CO                   COM              191216100      336     6630 SH       Sole                        0        0     6630
COMPUTER SCIENCES CORP         COM              205363104     5897   133335 SH       Sole                        0        0   133335
CONAGRA FOODS INC              COM              205887102     7226   273801 SH       Sole                        0        0   273801
CVS CORP                       COM              126650100     6546   181230 SH       Sole                        0        0   181230
Dodge & Cox Stock Fund         EQ MF            256219106     3048    26790 SH       Sole                        0        0    26790
Dreyfus Appreciation           EQ MF            261970107     2880    77542 SH       Sole                        0        0    77542
EXXON MOBIL CORP               COM              30231g102     1073    26173 SH       Sole                        0        0    26173
FIRST DATA CORP                COM              319963104     5821   141665 SH       Sole                        0        0   141665
FRANKLIN RES INC               COM              354613101     6188   118865 SH       Sole                        0        0   118865
GENERAL ELEC CO                COM              369604103      246     7930 SH       Sole                        0        0     7930
Harbor Capital Appreciation    EQ MF            411511504     2965   112669 SH       Sole                        0        0   112669
Harbor International Fund      EQ MF            411511306      479    13008 SH       Sole                        0        0    13008
HEWLETT PACKARD CO             COM              428236103     6145   267515 SH       Sole                        0        0   267515
HOME DEPOT INC                 COM              437076102     6508   183383 SH       Sole                        0        0   183383
ILLINOIS TOOL WKS INC          COM              452308109     6462    77008 SH       Sole                        0        0    77008
INTEL CORP                     COM              458140100      345    10700 SH       Sole                        0        0    10700
INTERNATIONAL BUSINESS MACHS   COM              459200101      543     5863 SH       Sole                        0        0     5863
JOHNSON & JOHNSON              COM              478160104     5645   109270 SH       Sole                        0        0   109270
KOHLS CORP                     COM              500255104     5416   120519 SH       Sole                        0        0   120519
MCDONALDS CORP                 COM              580135101     6057   243920 SH       Sole                        0        0   243920
MEDTRONIC INC                  COM              585055106     7173   147552 SH       Sole                        0        0   147552
MERCK & CO INC                 COM              589331107     6349   137420 SH       Sole                        0        0   137420
MICROSOFT CORP                 COM              594918104     6071   220434 SH       Sole                        0        0   220434
Mutual Beacon                  EQ MF            628380305     2860   198720 SH       Sole                        0        0   198720
PFIZER INC                     COM              717081103     6672   188860 SH       Sole                        0        0   188860
Royce Premier                  EQ MF            780905600     3956   306704 SH       Sole                        0        0   306704
SHERWIN WILLIAMS CO            COM              824348106     6339   182469 SH       Sole                        0        0   182469
SIGMA ALDRICH CORP             COM              826552101     5917   103475 SH       Sole                        0        0   103475
STATE STR CORP                 COM              857477103     6141   117911 SH       Sole                        0        0   117911
SUNGARD DATA SYS INC           COM              867363103     5635   203350 SH       Sole                        0        0   203350
SYSCO CORP                     COM              871829107     6378   171323 SH       Sole                        0        0   171323
TARGET CORP                    COM              87612E106      736    19160 SH       Sole                        0        0    19160
VALSPAR CORP                   COM              920355104     2843    57523 SH       Sole                        0        0    57523
Vanguard Index 500             EQ MF            922908108     5176    50415 SH       Sole                        0        0    50415
Vanguard International Growth  EQ MF            921910204      476    29500 SH       Sole                        0        0    29500
WAL MART STORES INC            COM              931142103     5534   104313 SH       Sole                        0        0   104313
Wasatch Small Cap Growth Fund  EQ MF            936772102     3893   109320 SH       Sole                        0        0   109320
WELLS FARGO & CO NEW           COM              949746101      236     4000 SH       Sole                        0        0     4000